Shareholders' equity (Tables)	6 Months Ended
Mar. 31, 2023
Shareholders' equity
Summary of share capital by class

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Share capital
Ordinary share capital, fully paid	39,824	39,666	39,667
Treasury shares[1]	(702)	(655)	(651)
Total share capital	39,122	39,011	39,016
NCI	44	57	54

1.	31 March 2023: 5,396,087 unvested RSP treasury shares held (30 September 2022: 5,086,660, 31 March 2022: 5,076,534).

Reconciliation of movement in number of ordinary shares

	Half Year	Half Year	Half Year
	March	Sept	March
	2023	2022	2022
Balance as at beginning of period	3,501,127,694	3,501,127,694	3,668,591,808
Dividend reinvestment plan[2]	7,949,266	-	-
Issued shares for the period	7,949,266	-	-
Off-market share buy-back[3]	-	-	(167,464,114)
Balance as at end of period	3,509,076,960	3,501,127,694	3,501,127,694

2.	The price per share for the issuance of shares in relation to the DRP for the 2022 final dividend was $23.86. The DRP for the 2022 interim dividend (as well as 2021 final dividend) had no impact on the number of ordinary shares on issue as Westpac arranged for the purchase of the necessary shares from the market and transfer to participants of 9,971,443 ordinary shares (2021 final dividend: 10,286,188 ordinary shares) at an average price of $23.96 (2021 final dividend: $22.34).
3.	On 14 February 2022, the Group announced the successful completion of its $3.5 billion off-market share buy-back of Westpac ordinary shares. 167,464,114 ordinary shares were bought back at $20.90, and comprised a fully franked dividend component of $9.56 per share ($1,601 million) and a capital component of $11.34 per share ($1,902 million including transaction costs). The shares bought back were subsequently cancelled.

Ordinary shares purchased on market

	Half Year March 2023
		Average price
Consolidated	Number	($)
For share-based payment arrangements:
Employee share plan (ESP)	1,156,722	23.79
RSP[4]	2,061,377	23.40
Westpac Performance Plan (WPP) - share rights exercised	170,226	22.81
Net number of ordinary shares purchased on market	3,388,325

4.	Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

Schedule of reconciliation of movement in reserves

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2023	2022	2022
Debt securities at FVOCI reserve
Balance as at beginning of period	62	223	443
Net gains/(losses) from changes in fair value	13	(187)	(142)
Income tax effect	-	50	38
Transferred to income statement	(65)	(49)	(205)
Income tax effect	21	16	62
Loss allowance on debt securities measured at FVOCI	1	-	(2)
Other	(15)	9	29
Balance as at end of period	17	62	223
Equity securities at FVOCI reserve
Balance as at beginning of period	136	190	44
Net gains/(losses) from changes in fair value	(34)	(54)	146
Income tax effect	9	-	-
Balance as at end of period	111	136	190
Share-based payment reserve
Balance as at beginning of period	1,893	1,866	1,806
Share-based payment expense	58	27	60
Balance as at end of period	1,951	1,893	1,866
Cash flow hedge reserve
Balance as at beginning of period	813	1,049	196
Net gains/(losses) from changes in fair value	522	82	1,222
Income tax effect	(156)	(21)	(362)
Transferred to income statement	(418)	(424)	(10)
Income tax effect	124	127	3
Balance as at end of period	885	813	1,049
Foreign currency translation reserve
Balance as at beginning of period	(505)	(407)	(241)
Exchange differences on translation of foreign operations	553	(133)	(367)
Gains/(losses) on net investment hedges	(175)	35	201
Balance as at end of period	(127)	(505)	(407)
Other reserves
Balance as at beginning of period	(21)	(20)	(21)
Transactions with owners	-	(1)	1
Balance as at end of period	(21)	(21)	(20)
Total reserves	2,816	2,378	2,901